Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 9. Subsequent Events

Management has reviewed material events subsequent of the period ended September 30, 2017 and prior to the filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On October 16, 2017, the Company completed a self-directed offering of 920,000 shares of the Company common stock at a price of $2.50 per share for $2,300,000 in aggregate proceeds. Additionally, each purchaser received one stock purchase warrant for each share of stock purchased for no additional consideration. Each warrant is exercisable at a price of $2.75 per share for a period of five years. The warrants may be exercised on a cashless basis.

On January 10, 2017, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares, on a cashless basis, resulting in the issuance of 204,571 shares of common stock.

On February 2, 2017, Kenneth Kirkland, a member of the Company’s board of directors, exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 29,642 shares of common stock.

On February 10, 2017, Joseph Sierchio, a member of the Company’s board of directors, exercised options to purchase up to 70,000 shares, on a cashless basis, resulting in the issuance of 38,642 shares of common stock.

On February 17, 2017, Thomas Bold, the Company’s President, CEO and Interim Chief Financial Officer exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 34,296 shares of common stock.

On February 23, 2017, the Company entered into two separate loan agreements containing identical terms (the “February 2017 Loan Agreements”) with Joseph Sierchio (“Sierchio”) and KCC (collectively, the “Holders”). Pursuant to the terms of the February 2017 Loan Agreements, Sierchio agreed to loan the Company $25,000 and KCC agreed to loan the Company $395,000 at an annual interest rate of 7% per year, compounded quarterly. Each loan was evidenced by a convertible promissory note (the “February 2017 Notes”). The February 2017 Notes, including any interest due thereon, may not be prepaid without the consent of the Holders. The February 2017 Notes mature on February 23, 2018, and, beginning on the one month anniversary, can be converted, at the Holders’ sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76.

Per the February 2017 Loan Agreement, the Company issued Sierchio and KCC a Series F Stock Purchase Warrant (the “Series F Warrant”) to purchase up to 7,246 shares and 114,193 shares, respectively, of the Company’s common stock at an exercise per share equal to the lesser of: (i) $3.45, the closing price of the Company’s common stock on the day prior to issuance of the Series F Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder elects to exercise their Series F Warrant. The Series F Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.

The February 2017 Loan Agreements provide the Holders with registration rights for all of the shares issuable upon conversion of the February 2017 Notes, including exercise of the Series F Warrants, beginning on the first anniversary of the February 2017 Loan Agreements.

On March 1, 2017, KCC exercised a Series B Warrant to purchase up to 1,326,087 shares, on a cashless basis, resulting in the issuance of 1,181,194 shares of common stock.

On March 1, 2017, KCC exercised a Series C Warrant to purchase up to 3,500,000 shares, on a cashless basis, resulting in the issuance of 3,092,637 shares of common stock.

On March 9, 2017, the Company entered into a loan agreement with an investor (the “Investor”) on the same terms as the February 2017 Loan Agreements (the “March 2017 Loan Agreement”). Pursuant to the terms of the March 2017 Loan Agreement, the Investor agreed to loan the Company $25,000 at an annual interest rate of 7% per year, compounded quarterly. The loan was evidenced by a convertible promissory note (the “March 2017 Note”). The March 2017 Note, including any interest due thereon, may not be prepaid without the consent of the Investor. The March 2017 Note mature on February 23, 2018, and, beginning on the one month anniversary, can be converted, at the Investor’s sole discretion, into shares of the Company’s common stock at conversion rate equal to the lesser of: (i) $3.45, or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Investor elects to convert the March 2017 Note, subject to a floor price of $2.76.

Per the March 2017 Loan Agreement, the Company issued the Investor a Series F Warrant to purchase up to 7,246 shares of the Company’s common stock at an exercise per share equal to the lesser of: (i) $3.45, or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Investor elects to exercise their Series F Warrant. The Series F Warrant is exercisable for a period of five years from the date of issuance and may be exercised on a cashless basis.